Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income Tax
Note 19.- Income Tax

All the companies of Atlantica file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses/income of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting result is adjusted for temporary and permanent differences, recording the corresponding deferred tax assets and liabilities. At each consolidated profit and loss statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as determined under enacted tax laws and rates.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

The Company offsets deferred tax assets and deferred tax liabilities in each entity where the latter has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.

As of December 31, 2023, and 2022, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
From	2023	2022
Net operating loss carryforwards (“NOL´s”)	478,179	442,415
Temporary tax non-deductible expenses	158,201	134,328
Derivatives financial instruments	6,855	3,461
Other	20,800	5,895
Total deferred tax assets	664,035	586,099

Deferred tax liabilities	Balance as of December 31,
From	2023	2022
Accelerated tax amortization	589,111	524,363
Other difference between tax and book value of assets	154,875	186,536
Derivatives financial instruments	12,989	19,034
Other	17,353	2,991
Total deferred tax liabilities	774,328	732,924

After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2023	2022
Deferred tax assets	160,995	149,656
Deferred tax liabilities	271,288	296,481
Net deferred tax liabilities	110,293	146,825

Most of the NOL´s recognized as deferred tax assets correspond to the entities in the U.S. for $310 million, South Africa for $46 million, Peru for $46 million, Chile for $38 million and Spain for $33 million as of December 31, 2023 ($278 million, $53 million, $46 million, $35 million and $28 million as of December 31, 2022, respectively).

As of December 31, 2023, deferred tax assets for non-deductible expenses are primarily due to the temporary limitation of financial expenses deductibles for tax purposes in the solar plants in Spain for $93 million and in the U.S. assets for $49 million ($94 million and $25 million as of December 31, 2022, respectively).

As of December 31, 2023, deferred tax liabilities for accelerated tax amortization are primarily in the U.S. assets for $339 million, the solar plants in Spain for $173 million and Kaxu for $55 million ($274 million, $173 million and $63 million as of December 31, 2022, respectively).

Deferred tax liabilities for other temporary differences between the tax and book value of contracted concessional assets relate primarily to the U.S. entities for $43 million, the Peruvian entities for $39 million, ACT for $34 million and the Chilean entities for $27 million as of December 31, 2023 ($51 million, $37 million, $56 million, and $27 million as of December 31, 2022, respectively).

In relation to tax losses carryforwards and deductions pending to be used recorded as deferred tax assets, the entities evaluate their recoverability projecting forecasted taxable result for the upcoming years and taking into account their tax planning strategy. Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction. Therefore, the carrying amount of deferred tax assets is reviewed at each annual closing date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each annual closing date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered. In assessing the recoverability of deferred tax assets, Atlantica relies on projections of results over the useful life of the contracted concessional assets.

In addition, the Company has $448 million of unrecognized net operating loss carryforwards as of December 31, 2023 ($477 million as of December 31, 2022), as it considers it is not probable that future taxable profits will be available against which these unused tax losses can be utilized.

The movements in deferred tax assets and liabilities during the years ended December 31, 2023 and 2022 were as follows:

Deferred tax assets	Amount
As of December 31, 2021	172,268
Increase/(decrease) through the consolidated profit and loss statement	29,197
Increase/(decrease) through other consolidated comprehensive income (equity)	(46,344)
Currency translation differences and other	(5,465)
As of December 31, 2022	149,656
Increase/(decrease) through the consolidated profit and loss statement	7,327
Increase/(decrease) through other consolidated comprehensive income (equity)	2,207
Currency translation differences and other	1,805
As of December 31, 2023	160,995

Deferred tax liabilities	Amount
As of December 31, 2021	308,859
Increase/(decrease) through the consolidated profit and loss statement	(19,864)
Increase/(decrease) through other consolidated comprehensive income (equity)	17,608
Currency translation differences and other	(10,122)
As of December 31, 2022	296,481
Increase/(decrease) through the consolidated profit and loss statement	(27,055)
Increase/(decrease) through other consolidated comprehensive income (equity)	(5,830)
Currency translation differences and other	7,692
As of December 31, 2023	271,288

Details of income tax for the years ended December 31, 2023, 2022 and 2021 are as follows:

	For the year ended December 31,
	2023	2022	2021
Current tax	(35,172)	(39,372)	(51,016)
Deferred tax	34,382	49,061	14,796
- relating to the origination and reversal of temporary differences	34,382	49,061	14,796
Total income tax (expense)/income	(790)	9,689	(36,220)

The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit/(loss) before income tax and the actual income tax (expense)/income recognized in the consolidated profit and loss statements for the years ended December 31, 2023, 2022, and 2021, is as follows:

	For the year ended December 31,
	2023	2022	2021
Consolidated profit/(loss) before taxes	37,238	(11,776)	25,302
Average statutory tax rate	25%	25%	25%
Corporate income tax at average statutory tax rate	(9,310)	2,944	(6,326)
Income tax of associates, net	3,302	5,366	3,076
Differences in statutory tax rates	(4,270)	(4,296)	(3,359)
Unrecognized NOLs and deferred tax assets	(11,070)	(10,944)	(11,232)
Permanent differences	17,493	3,957	(4,052)
Other adjustments to taxable income and expense	3,065	12,662	(14,327)
Corporate income tax	(790)	9,689	(36,220)

For the year ended December 31, 2021, the overall effective tax rate was significantly different than the average statutory rate of 25% primarily due to unrecognized tax losses carryforwards, mainly in the UK entities and to provisions recorded for potential tax contingencies in some jurisdictions. The overall effective tax rate is closer to the average statutory rate of 25% for the years ended December 31, 2023 and 2022.

Uncertain tax positions as of December 31, 2023, 2022 and 2021 have been analyzed by the Company in accordance with IFRIC 23 (uncertainty over income tax treatments). As a result of this analysis, the Company concluded that the risk of the uncertainties is remote and accordingly, the expectation is that these uncertainties would have an insignificant effect on the Consolidated Financial Statements.